BORROWINGS - Narrative (Details) ¥ in Millions, $ in Millions	Aug. 04, 2025 CNY (¥)	Nov. 19, 2024 CNY (¥)	Feb. 16, 2024 USD ($)	Sep. 30, 2025 USD ($)	Aug. 21, 2025	Dec. 31, 2024 USD ($)	Nov. 22, 2024	Sep. 02, 2024 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Revolving credit facility				$ 93.9		$ 0.0
Other borrowings				259.5		136.5
Amer Sports European Center AG
Disclosure of detailed information about borrowings [line items]
Loan amount				120.0
Other borrowings				117.4		$ 0.0
USD 800 million of 6.750% new senior secured notes
Disclosure of detailed information about borrowings [line items]
Loan amount			$ 800.0
Borrowings, interest rate			6.75%
USD 710 million 5-year revolving credit facility
Disclosure of detailed information about borrowings [line items]
Loan amount			$ 710.0
Duration of the loans			5 years
China Merchants Bank Co Ltd Line Of Credit
Disclosure of detailed information about borrowings [line items]
Loan amount | ¥	¥ 500	¥ 500						¥ 500
Duration of the loans	1 year	1 year
Other borrowings				$ 70.2
Adjustment to interest rate basis		0.50%
China Merchants Bank Co Ltd Line Of Credit | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								3.00%
China Merchants Bank Co Ltd Line Of Credit | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					2.15%		2.60%
China Merchants Bank Co Ltd Bonds And Gurantees
Disclosure of detailed information about borrowings [line items]
Loan amount | ¥	¥ 540
China Merchants Bank Co Ltd Synthetic Loan
Disclosure of detailed information about borrowings [line items]
Loan amount | ¥	¥ 500